LIR Liquid Assets Fund

                          ----------------------------

                                   PROSPECTUS
                               SEPTEMBER 1, 2000

                          ----------------------------

This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in certain PaineWebber or Correspondent Services Corporation investment programs and that have arrangements with Mitchell Hutchins or an affiliate to serve as investment manager for the client or investment program.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                                    Contents
                                    THE FUND

--------------------------------------------------------------------------------
What every investor                3         Investment Objective, Strategies and
should know about                            Risks
the fund                           3         Performance
                                   4         Expenses and Fee Tables
                                   5         More About Risks and Investment
                                             Strategies

                                 YOUR INVESTMENT
--------------------------------------------------------------------------------

Information for                    6         Managing Your Fund Account
managing your fund                           --Buying Shares
account                                      --Selling Shares
                                             --Pricing and Valuation

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional important               8         Management
information about                  9         Dividends and Taxes
the fund                          10         Financial Highlights
--------------------------------------------------------------------------------

Where to learn more                          Back Cover
about the fund

                         The fund is not a complete or
                          balanced investment program.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                             LIR LIQUID ASSETS FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Mitchell Hutchins considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

- CREDIT RISK -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."
                            ------------------------

PERFORMANCE

The fund commenced operations on February 14, 2000. As a result, it does not have performance information of at least one calendar year to include a bar chart or table reflecting average annual returns. You can obtain some information as to how the fund has performed by requesting a copy of its most recent report to shareholders or by speaking with your Financial Advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                            EXPENSES AND FEE TABLES
-------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees*............................................  0.03%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses**............................................  0.17%
                                                              -----
Total Annual Fund Operating Expenses........................  0.20%
                                                              =====

---------

  * The fund reimburses Mitchell Hutchins for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management Fees" above. The fund also reimburses Mitchell Hutchins for its direct costs and expenses in administering the fund. Mitchell Hutchins' direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. Mitchell Hutchins periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Mitchell Hutchins by the fund. See "Management." Mitchell Hutchins has decided to waive its entire management fees (0.03%) from the fund so that the effective total fund operating expenses will be 0.17%. Mitchell Hutchins may terminate this voluntary waiver at any time in the future.
 **  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR    3 YEARS
    ------    -------
     $17        $61

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.

Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                           MANAGING YOUR FUND ACCOUNT
-------------------------------------------------------------------------------

BUYING SHARES
THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT PAINEWEBBER INCORPORATED, MITCHELL HUTCHINS OR CERTAIN OTHER FINANCIAL SERVICES FIRMS. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR FINANCIAL ADVISOR.

Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by PaineWebber or an affiliate and managed by Mitchell Hutchins or an affiliate. The eligible investment programs include:

- PaineWebber ACCESS-SM-;

- PaineWebber Managed Account Consulting (MAC) Wrap;

- PaineWebber Portfolio Management Program (PMP);

- PaineWebber SELECTIONS-SM-; and

- CSChoice-SM-.

The fund may be made available to other programs in the future.

The fund is designed primarily for eligible benefit plans that participate in these programs where Mitchell Hutchins or an affiliate serves as investment manager (I.E., PaineWebber, Mitchell Hutchins or an affiliate exercises investment discretion with respect to account assets).

BUYING SHARES AUTOMATICALLY
The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither your Financial Advisor, Mitchell Hutchins, nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of Mitchell Hutchins are open for business.

The fund and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of fund shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither Mitchell Hutchins nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include

- individual retirement accounts (E.G., traditional, rollover and "SIMPLE" IRAs)

- simplified employee pension plans

- cash or deferred arrangements (I.E., 401(k) plans, including SIMPLE 401(k) plans)

- profit sharing plans

- money purchase plans

- defined benefit plans

- target benefit plans

- church plans

- government plans

- self-employed plans (I.E., "Keoghs")

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund calculates its net asset value per share twice each business day at noon, Eastern time, and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                                   MANAGEMENT
-------------------------------------------------------------------------------

INVESTMENT ADVISER
Mitchell Hutchins is the investment adviser and administrator of the fund, and its principal underwriter. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc. ("PW Group"), a publicly owned financial services holding company. On July 31, 2000, Mitchell Hutchins was the adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $53.3 billion.

On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

ADVISORY FEES
The fund has agreed to pay advisory and administration fees to Mitchell Hutchins that are limited to reimbursements for direct costs, excluding any profit or overhead, for the expenses Mitchell Hutchins incurs pursuant to an agreement with the fund. Mitchell Hutchins has advised the fund that it expects advisory and administration fees to approximate an annual rate of 0.03% of the average daily net assets of the fund for its initial fiscal year. These fees are estimated amounts. Mitchell Hutchins periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Mitchell Hutchins by the fund.

Under the agreement with the fund, Mitchell Hutchins manages the investment operations of the fund and also administers the fund's business affairs. Mitchell Hutchins is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. Mitchell Hutchins' costs include the following: (i) paying the salaries and expenses of the fund's officers and other personnel engaged in administering the fund's business;
(ii) monitoring financial and shareholder accounting services provided by the fund's custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders;
(iv) monitoring compliance with the fund's registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (v) preparing semi-annual and annual reports to shareholders; (vi) preparing filings required by the SEC;
(vii) assisting in the preparation of federal, state and local tax returns;
(viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund's shareholders; and (x) paying any other costs and expenses Mitchell Hutchins incurs in managing the portfolio of the fund. The fund will incur other expenses in its operations. See "Investment Advisory, Administration and Distribution Arrangements" in the SAI.

Mitchell Hutchins has decided to waive its entire management fees (0.03%) from the fund. Mitchell Hutchins may terminate this voluntary waiver at any time in the future.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                              DIVIDENDS AND TAXES
-------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.

Your dividends will be reinvested in additional shares of the fund, unless you elect to receive them in cash. Contact your Financial Advisor or your financial services firm if you prefer to receive dividends in cash.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends they receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first-time home buyers or are made after the participant:

- reaches age 59 1/2;

- becomes permanently disabled; or

- reaches at least age 55 and is separated from service of the employer who sponsored the plan.

The failure of an eligible benefit plan to distribute sufficient income after a participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the fund's financial performance since it commenced operations on February 14, 2000. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-800-647-1568.

                                            FOR THE PERIOD
                                          FEBRUARY 14, 2000+
                                                  TO
                                            APRIL 30, 2000
                                          ------------------
Net asset value, beginning of period....       $  1.000
                                               --------
Net investment income...................          0.012
Dividends from net investment income....         (0.012)
                                               --------
Net asset value, end of period..........       $  1.000
                                               ========
Total investment return(1)..............           1.24%
                                               ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......       $326,125
Expenses to average net assets net of
  waivers from adviser..................           0.17%*
Expenses to average net assets before
  waivers from adviser..................           0.20%*
Net investment income to average net
  assets net of waivers from adviser....           5.89%*
Net investment income to average net
  assets before waivers from adviser....           5.86%*

----------

  +  Commencement of operations.
  *  Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized.

--------------------------------------------------------------------------------

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including the shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.

  Mitchell Hutchins LIR Money Series
  -- LIR Liquid Assets Fund
  Investment Company Act File No. 811-8767

  -C-2000 PaineWebber Incorporated. All rights reserved.

  LIR
 LIQUID ASSETS FUND
 Prospectus
 -----------------------
  September 1, 2000